Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DB Pension Plan
Disclosure of defined benefit plans [line items]
Current Service Costs	$ 14	$ 10
Past Service Costs – Curtailments and Plan Amendments	0	0
Net Interest Costs	1	1
Re-measurements:
Return on Plan Assets Excluding Interest Income	(11)	(10)
(Gains) Losses From Experience Adjustments	0	4
(Gains) Losses From Changes in Financial Assumptions	(3)	13
Defined Benefit Plan Cost (Recovery)	1	18
Defined contribution plan cost	107	99
Total Plan Cost	108	117
OPEB Plans
Disclosure of defined benefit plans [line items]
Current Service Costs	2	14
Past Service Costs – Curtailments and Plan Amendments	0	10
Net Interest Costs	12	10
Re-measurements:
Return on Plan Assets Excluding Interest Income	0	0
(Gains) Losses From Experience Adjustments	1	1
(Gains) Losses From Changes in Financial Assumptions	(6)	50
Defined Benefit Plan Cost (Recovery)	9	85
Defined contribution plan cost	0	0
Total Plan Cost	$ 9	$ 85